Assets and liabilities included in disposal group classified as held for sale - Disclosure of assets and liabilities classified as held for sale (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Other assets	£ 4,162	£ 3,650
Total assets classified as held for sale	0	5,932
Net assets classified as held for sale	0	5,932
Disposal groups classified as held for sale
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Loans and advances to customers	0	5,801
Intangible assets	0	11
Other assets	£ 0	£ 120